SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of straight-line basis over the estimated useful lives of the assets	12 Months Ended
Dec. 31, 2020
Land [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	N/A – indefinite
Leasehold improvements [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	Shorter of lease term or useful life
Furniture and appliances [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	5 years
Computer equipment & telecommunications networks [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	3 years
Transport equipment [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	5 years
Minimum [Member] | Buildings & warehouse [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	2 years
Minimum [Member] | Agricultural equipment [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	2 years
Minimum [Member] | Laboratory equipment [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	3 years
Maximum [Member] | Buildings & warehouse [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	40 years
Maximum [Member] | Agricultural equipment [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	10 years
Maximum [Member] | Laboratory equipment [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	20 years